Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 713	CAD 840
Other comprehensive (loss) income (Note 20)
Unrealized foreign currency translation (losses) gains, net of hedging activities and tax	(50)	660
Reclassification to earnings of foreign currency translation loss on disposal of investment in foreign operations, net of tax	0	2
Net change in available-for-sale investment, net of tax	2	(2)
Net change in fair value of cash flow hedges, net of tax	3	1
Net change in employee future benefits, net of tax	(1)	1
Other comprehensive (loss) income	(46)	662
Total comprehensive income	667	1,502
Comprehensive income attributable to:
Non-controlling interests	53	35
Preferred Stock Dividends and Other Adjustments	75	77
Common equity shareholders	539	1,390
Total comprehensive income	CAD 667	CAD 1,502